Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of lease expense and additional disclosure

For the year ended December 31, 2019

Operating lease cost	$908
Variable lease cost	$166
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$(964)

Leases	December 31, 2019

Right-of-use assets from operating leases	$2,057
Current operating lease liabilities	$812
Long-term operating lease liabilities	$1,466
Weighted average remaining operating lease term (years)	3.6 years
Weighted average operating lease discount rate	6.0%

Schedule Of Future Annual Minimum Lease Payments
As at December 31, 2019 future annual minimum lease payments are as follows:

Operating leases
2020	$954
2021	760
2022	497
2023	212
2024	190
Thereafter	-
Total minimum lease payments	2,613
Less imputed interest	(335)
Total lease liability	$2,278

As at December 31, 2018, future annual minimum lease payments were as follows:

2019	$937
2020	754
2021	347
2022	199
2023	185
Thereafter	170
Total minimum lease payments	$2,592